Cover	Jul. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 08, 2026
Entity File Number	001-41184
Entity Registrant Name	ZYVERSA THERAPEUTICS, INC.
Entity Central Index Key	0001859007
Entity Tax Identification Number	86-2685744
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2436 N Federal Hwy
Entity Address, Address Line Two	Suite 466
Entity Address, City or Town	Lighthouse Point
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33064
City Area Code	(754)
Local Phone Number	231-1688
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ZVSA
Entity Emerging Growth Company	false